THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2022
PART G: Attachments
Item G.1.b.iv.: Information called for by Item 405 of Regulation S-K
Delinquent Section 16(a) reports filed during FYE 3/31/22:
Late Form 4 filings:
04/07/2021 Form 4 filing for 04/01/2021 transaction (Frederick P. Johnson)
06/07/2021 Form 4 filing for 06/01/2021 transaction (Frederick P. Johnson)
02/03/2021 Form 4A filing for 09/01/2021 transaction (Frederick P. Johnson)